Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$460,446.08

Principal:
Principal Collections	$7,812,744.54
Prepayments in Full	$2,714,231.49
Liquidation Proceeds	$54,158.71
Recoveries	$46,851.05
Sub Total	$10,627,985.79
Collections	$11,088,431.87

Purchase Amounts:
Purchase Amounts Related to Principal	$228,489.16
Purchase Amounts Related to Interest	$977.77
Sub Total	$229,466.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,317,898.80

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$11,317,898.80
Servicing Fee	$108,840.06	$108,840.06	$0.00	$0.00	$11,209,058.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,209,058.74
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,209,058.74
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,209,058.74
Interest - Class A-4 Notes	$31,153.80	$31,153.80	$0.00	$0.00	$11,177,904.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,177,904.94
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$11,091,523.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,091,523.77
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$11,028,714.02
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,028,714.02
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$10,947,991.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,947,991.02
Regular Principal Payment	$9,635,585.08	$9,635,585.08	$0.00	$0.00	$1,312,405.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,312,405.94
Residuel Released to Depositor	$0.00	$1,312,405.94	$0.00	$0.00	$0.00
Total		$11,317,898.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,635,585.08
Total					$9,635,585.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,635,585.08	$49.97	$31,153.80	$0.16	$9,666,738.88	$50.13
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$9,635,585.08	$6.94	$261,067.72	$0.19	$9,896,652.80	$7.13

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$23,661,112.14	0.1226982	$14,025,527.06	0.0727314
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$118,891,112.14	0.0856706	$109,255,527.06	0.0787274

Pool Information
Weighted Average APR	4.264%	4.293%
Weighted Average Remaining Term	18.87	18.14
Number of Receivables Outstanding	18,192	17,446
Pool Balance	$130,608,067.59	$119,739,397.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$118,891,112.14	$109,255,527.06
Pool Factor	0.0849026	0.0778374

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$10,483,870.54
Targeted Overcollateralization Amount	$10,483,870.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,483,870.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	48

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		98	$59,018.04
(Recoveries)		152	$46,851.05
Net Losses for Current Collection Period			$12,166.99
Cumulative Net Losses Last Collection Period			$12,019,975.55
Cumulative Net Losses for all Collection Periods			$12,032,142.54

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.11%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.69%	478	$4,418,542.38
61-90 Days Delinquent	0.34%	45	$406,104.60
91-120 Days Delinquent	0.11%	9	$131,082.44
Over 120 Days Delinquent	1.03%	109	$1,232,705.53
Total Delinquent Receivables	5.17%	641	$6,188,434.95

Repossession Inventory:
Repossessed in the Current Collection Period		13	$133,091.16
Total Repossessed Inventory		14	$146,321.95

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5931%
Preceding Collection Period			0.2142%
Current Collection Period			0.1166%
Three Month Average			0.3080%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8748%
Preceding Collection Period			0.8960%
Current Collection Period			0.9343%
Three Month Average			0.9017%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer